Cover	12 Months Ended
Mar. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--03-31
Entity Registrant Name	Ming Shing Group Holdings Limited
Entity Central Index Key	0001956166
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8/F, Cheong Tai Factory Building
Entity Address, Address Line Two	16 Tai Yau Street
Entity Address, Address Line Three	San Po Kong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.0005 per share
Trading Symbol	MSW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,250,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6413
Auditor Opinion [Text Block]	These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8/F, Cheong Tai Factory Building
Entity Address, Address Line Two	16 Tai Yau Street
Entity Address, Address Line Three	San Po Kong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2370 3788
Contact Personnel Name	Chi Ming Lam